INCOME TAXES (Details Textual) (USD $)	12 Months Ended
Oct. 31, 2014
Provision For Income Tax [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 687,769
Operating Loss Carryforwards	4,515,000
Domestic Tax Authority [Member]
Provision For Income Tax [Line Items]
Operating Loss Carryforwards	2,259,000
Foreign Tax Authority [Member]
Provision For Income Tax [Line Items]
Operating Loss Carryforwards	$ 2,256,000